Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000069624 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069624 | Credit Rating Other LineSP-1+
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069624 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069624 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000069624 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069624 | AA
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000069624 | A
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000069624 | BBB
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000069624 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069624 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028619 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028619 | Credit Rating Other LineSP-1+
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028619 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028619 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028619 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028619 | AA
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000028619 | A
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000028619 | BBB
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000028619 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028619 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028621 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028621 | Credit Rating Other LineSP-1+
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028621 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028621 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028621 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028621 | AA
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000028621 | A
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000028621 | BBB
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000028621 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028621 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000082629 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000082629 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082629 | AA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000082629 | A
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000082629 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000082629 | BB
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000082629 | B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082629 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082627 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000082627 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082627 | AA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000082627 | A
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000082627 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000082627 | BB
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000082627 | B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082627 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082628 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000082628 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082628 | AA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000082628 | A
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000082628 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000082628 | BB
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000082628 | B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082628 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000206561 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000206561 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206561 | AA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000206561 | A
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000206561 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000206561 | BB
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000206561 | B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206561 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069625 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069625 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069625 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000069625 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000069625 | AA
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000069625 | A
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000069625 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000069625 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069625 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028628 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028628 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028628 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000028628 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028628 | AA
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000028628 | A
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000028628 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000028628 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028628 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028630 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028630 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028630 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000028630 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028630 | AA
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000028630 | A
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000028630 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000028630 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028630 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000069626 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069626 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069626 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000069626 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069626 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000069626 | AA
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000069626 | A
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000069626 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000069626 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000069626 | B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069626 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028631 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028631 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028631 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028631 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028631 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028631 | AA
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000028631 | A
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000028631 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000028631 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028631 | B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028631 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028633 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028633 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028633 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028633 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028633 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028633 | AA
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000028633 | A
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000028633 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000028633 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028633 | B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028633 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.60%